MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 99.4%
3,063,375	Communication Services Select Sector SPDR Fund(a)	$ 313,628,332
499,705	Consumer Discretionary Select Sector SPDR Fund	116,016,510
603,170	Health Care Select Sector SPDR Fund	88,587,578
758,295	Invesco QQQ Trust Series 1	396,049,895
614,745	iShares Biotechnology ETF(a)	85,240,542
812,470	iShares Core S&P Small-Cap ETF	96,228,947
1,720,930	iShares Expanded Tech-Software Sector ETF(a),(b)	177,066,488
2,443,875	iShares S&P Mid-Cap 400 Growth ETF(a)	230,457,412
970,650	SPDR S&P Regional Banking ETF(a)	62,276,904
928,260	Technology Select Sector SPDR Fund	214,251,691
976,820	VanEck Semiconductor ETF(a),(b)	237,972,888
		2,017,777,187
	FIXED INCOME - 0.0%(c)
150	SPDR Bloomberg 1-3 Month T-Bill ETF	13,763

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,458,183,705)	2,017,790,950

	SHORT-TERM INVESTMENTS — 14.7%
	COLLATERAL FOR SECURITIES LOANED - 14.7%
299,161,603	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.31% (Cost $299,161,603)(d),(e)	299,161,603

	TOTAL INVESTMENTS - 114.1% (Cost $1,757,345,308)	$ 2,316,952,553
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.1)%	(285,737,385)
	NET ASSETS - 100.0%	$ 2,031,215,168

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2025 was $291,868,193.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $299,161,603 at January 31, 2025.
(e)	Rate disclosed is the seven-day effective yield as of January 31, 2025.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4%
	ADVERTISING & MARKETING - 0.5%
7,130	Trade Desk, Inc. (The), Class A(a)	$ 846,188

	AEROSPACE & DEFENSE - 1.3%
99,819	Archer Aviation, Inc., Class A(a)(b)	943,290
36,414	Rocket Lab USA, Inc.(a)	1,057,826
		2,001,116
	ASSET MANAGEMENT - 1.4%
43,493	Robinhood Markets, Inc., Class A(a)	2,259,461

	AUTOMOTIVE - 0.6%
216,037	NIO, Inc. - ADR(a)(b)	933,280

	BIOTECH & PHARMA - 8.1%
1,426	Argenx S.E. - ADR(a)	934,215
5,704	Ascendis Pharma A/S - ADR(a)	745,285
109,088	BioCryst Pharmaceuticals, Inc.(a)	861,795
21,390	Biohaven Ltd.(a)	818,168
22,103	Bridgebio Pharma, Inc.(a)	756,144
63,456	Cargo Therapeutics, Inc.(a)	228,442
19,251	CRISPR Therapeutics A.G.(a)(b)	800,649
713	Eli Lilly & Company	578,300
20,677	Guardant Health, Inc.(a)	971,405
74,864	Immunome, Inc.(a)	825,750
4,991	Krystal Biotech, Inc.(a)	797,262
7,130	Ligand Pharmaceuticals, Inc.(a)	831,002
139,034	Recursion Pharmaceuticals, Inc., Class A(a)(b)	1,006,605
74,148	Rocket Pharmaceuticals, Inc.(a)	796,350
6,417	Sarepta Therapeutics, Inc.(a)	729,741
54,900	uniQure N.V.(a)(b)	864,126
		12,545,239
	DATA CENTER REIT - 0.5%
4,991	Digital Realty Trust, Inc.	817,825

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	E-COMMERCE DISCRETIONARY - 0.5%
27,091	Revolve Group, Inc.(a)	$ 855,534

	ELECTRIC UTILITIES - 0.5%
3,565	Talen Energy Corporation(a)	790,467

	ELECTRICAL EQUIPMENT - 1.1%
7,127	BWX Technologies, Inc.	804,852
60,604	Hesai Group - ADR(a)	935,726
		1,740,578
	ENTERTAINMENT CONTENT - 6.8%
6,417	AppLovin Corporation, Class A(a)	2,371,659
9,269	Electronic Arts, Inc.	1,139,253
12,834	NetEase, Inc.	1,319,977
37,076	ROBLOX Corp., Class A(a)	2,634,992
14,973	Sea Ltd. - ADR(a)	1,823,562
7,130	Take-Two Interactive Software, Inc.(a)	1,322,686
		10,612,129
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
6,417	Interactive Brokers Group, Inc.	1,395,313
5,704	Intercontinental Exchange, Inc.	911,671
		2,306,984
	INSURANCE - 1.1%
49,910	Lemonade, Inc.(a)(b)	1,659,008

	INTERNET MEDIA & SERVICES - 3.7%
4,278	Meta Platforms, Inc., Class A	2,948,312
9,982	Reddit, Inc., Class A(a)	1,991,908
49,910	Serve Robotics, Inc.(a)(b)	828,007
		5,768,227
	LEISURE FACILITIES & SERVICES - 4.9%
9,982	Churchill Downs, Inc.	1,233,576
32,085	DraftKings, Inc.(a)	1,345,965
141,886	Genius Sports Ltd.(a)	1,252,853
14,260	Light & Wonder, Inc.(a)	1,253,597

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	LEISURE FACILITIES & SERVICES - 4.9% (Continued)
84,133	Rush Street Interactive, Inc.(a)	$ 1,226,659
62,743	Sportradar Group A.G.(a)	1,316,348
		7,628,998
	MACHINERY - 0.5%
28,520	Symbotic, Inc.(a)(b)	837,062

	MEDICAL EQUIPMENT & DEVICES - 1.5%
35,650	CareDx, Inc.(a)	830,645
4,278	Natera, Inc.(a)	756,864
11,408	PROCEPT BioRobotics Corporation(a)	827,080
		2,414,589
	OFFICE REIT - 0.5%
7,843	Alexandria Real Estate Equities, Inc.	763,516

	SEMICONDUCTORS - 15.1%
18,538	Advanced Micro Devices, Inc.(a)	2,149,481
6,417	ARM Holdings PLC - ADR(a)	1,023,832
14,260	Astera Labs, Inc.(a)	1,446,249
17,112	Broadcom, Inc.	3,786,372
625,999	Canaan, Inc. - ADR(a)(b)	1,295,818
17,112	Lattice Semiconductor Corporation(a)	975,726
22,816	Marvell Technology, Inc.	2,575,014
17,112	Microchip Technology, Inc.	929,182
9,269	Micron Technology, Inc.	845,704
41,354	NVIDIA Corporation	4,965,374
12,834	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,686,413
4,991	Texas Instruments, Inc.	921,389
		23,600,554
	SOFTWARE - 29.3%
37,789	ACV Auctions, Inc.(a)	799,615
2,139	Adobe, Inc.(a)	935,706
11,408	Akamai Technologies, Inc.(a)	1,139,659
2,852	ANSYS, Inc.(a)	999,626
27,807	C3.ai, Inc., Class A(a)	871,749

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SOFTWARE - 29.3% (Continued)
5,704	Check Point Software Technologies Ltd.(a)	$ 1,243,586
24,242	Cloudflare, Inc., Class A(a)	3,355,093
2,852	Crowdstrike Holdings, Inc.(a)	1,135,296
2,852	CyberArk Software Ltd.(a)	1,058,035
6,417	Datadog, Inc., Class A(a)	915,770
14,260	Doximity, Inc., Class A(a)	842,766
10,695	Fortinet, Inc.(a)	1,078,912
37,076	Gen Digital, Inc.	997,715
14,260	Gitlab, Inc., Class A(a)	1,037,558
29,233	Global-e Online Ltd.(a)	1,750,764
9,269	Guidewire Software, Inc.(a)	1,958,262
46,345	IonQ, Inc.(a)(b)	1,830,164
9,269	Kaspi.KZ JSC - ADR	881,482
22,103	Klaviyo, Inc.(a)	1,016,959
4,278	Microsoft Corporation	1,775,627
3,565	MongoDB, Inc.(a)	974,386
11,408	Oracle Corporation	1,940,044
51,336	Palantir Technologies, Inc., Class A(a)	4,234,706
5,704	Palo Alto Networks, Inc.(a)	1,051,932
7,843	Qualys, Inc.(a)	1,093,393
28,520	Rubrik, Inc., Class A(a)	2,089,660
45,629	SentinelOne, Inc., Class A(a)	1,092,815
7,843	Shopify, Inc.(a)	916,062
16,399	Snowflake, Inc., Class A(a)	2,976,582
40,641	Upstart Holdings, Inc.(a)	2,631,302
5,704	Zscaler, Inc.(a)	1,155,573
		45,780,799
	TECHNOLOGY HARDWARE - 3.9%
7,843	Arista Networks, Inc.(a)	903,749
11,408	Credo Technology Group Holding Ltd.(a)	798,788
150,442	D-Wave Quantum, Inc.(a)(b)	893,625
79,139	Hewlett Packard Enterprise Company	1,676,956
26,381	Juniper Networks, Inc.	919,642

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TECHNOLOGY HARDWARE - 3.9% (Continued)
7,130	NetApp, Inc.	$ 870,573
		6,063,333
	TECHNOLOGY SERVICES - 15.4%
28,520	Affirm Holdings, Inc.(a)	1,741,716
55,613	Bitdeer Technologies Group(a)(b)	1,029,953
4,991	CACI International, Inc., Class A(a)	1,927,823
536,884	Cipher Mining, Inc.(a)	3,076,344
79,855	Core Scientific, Inc.(a)	979,821
142,599	Dlocal Ltd./Uruguay(a)(b)	1,882,307
4,278	EPAM Systems, Inc.(a)	1,086,441
3,565	Fiserv, Inc.(a)	770,183
19,964	Genpact Ltd.	972,047
7,130	Global Payments, Inc.	804,621
43,493	Hut 8 Corporation(a)(b)	943,363
102,668	IREN Ltd.(a)(b)	1,049,267
1,426	Mastercard, Inc., Class A	792,043
9,269	Moneylion, Inc.(a)	806,218
156,858	Open Lending Corporation(a)	948,991
124,061	Riot Platforms, Inc.(a)(b)	1,473,845
7,843	Shift4 Payments, Inc., Class A(a)	939,984
95,538	StoneCompany Ltd.(a)	876,083
196,073	Terawulf, Inc.(a)(b)	935,268
2,852	Visa, Inc., Class A	974,814
		24,011,132
	TELECOMMUNICATIONS - 0.7%
163,988	Vnet Group, Inc. - ADR(a)	1,142,996

	TOTAL COMMON STOCKS (Cost $140,338,528)	155,379,015

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 10.5%
COLLATERAL FOR SECURITIES LOANED - 10.5%
16,469,032	Fidelity Investments Money Market Fund Government Portfolio, Institutional Class, 4.31% (Cost $16,469,032)(c),(d)	$ 16,469,032

	TOTAL INVESTMENTS - 109.9% (Cost $156,807,560)	$ 171,848,047
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.9)%	(15,518,226)
	NET ASSETS - 100.0%	$ 156,329,821

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2025 was $15,884,720.
(c)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $16,469,032 at January 31, 2025.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2025.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.7%
	EQUITY - 98.7%
772,050	Franklin FTSE China ETF(a)(b)	$ 14,670,031
134,635	Franklin FTSE Germany ETF(b)	3,654,963
224,100	Franklin FTSE India ETF(a)	8,195,337
595,120	Franklin FTSE Japan ETF(a)	17,323,943
518,095	Franklin FTSE South Korea ETF(b)	9,605,481
231,570	Franklin FTSE Taiwan ETF(a)	10,874,527
262,190	iShares MSCI Germany ETF(a)	9,079,640
49,800	iShares MSCI India Small-Cap ETF(a)	3,473,052
177,260	iShares MSCI Israel ETF(a)(b)	14,292,474
59,760	iShares MSCI Japan Small-Cap ETF	4,449,132
231,570	iShares MSCI Netherlands ETF	10,733,270
239,075	iShares MSCI Poland ETF(a)	5,649,342
	TOTAL EXCHANGE-TRADED FUNDS (Cost $102,959,196)	112,001,192

	SHORT-TERM INVESTMENT — 24.3%
	COLLATERAL FOR SECURITIES LOANED - 24.3%
27,519,007	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.31% (Cost $27,519,007)(c),(d)	27,519,007

	TOTAL INVESTMENTS - 123.0% (Cost $130,478,203)	$ 139,520,199
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.0)%	(26,045,514)
	NET ASSETS - 100.0%	$ 113,474,685

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2025 was $26,714,849.
(b)	Affiliated Company – Main International ETF holds in excess of 5% of outstanding voting securities of this security.
(c)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $27,519,007 at January 31, 2025.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2025.